Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share	The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the periods ended June 30, 2025, and 2024.
	2025	2024
Numerator:
Net loss attributable to common stockholders	(19,278,511)	(21,868,930)

Denominator:
Basic and diluted weighted-average shares outstanding	73,957,742	57,818,937

Loss per share:
Basic and diluted loss per share	(0.26)	(0.38)

Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	June 30,	June 30,
	2025	2024

Stock options	2,394,840	691,916